Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Jun. 06, 2019	Jan. 30, 2019
Jonathan Rigby [Member]
Statement Line Items [Line Items]
Options to purchase of ordinary shares	246,390
Option exercise price	$ 5.07
Description of vesting period	The options shall vest over a period of four years from their date of grant, with 25% of the options vesting on the first anniversary of the date of grant and the remaining options vesting equally on a quarterly basis during the three years thereafter.
Fair value of each option share price	$ 0.06
Expected dividend rate	0.00%
Expected volatility rate	61.30%
Risk-free interest rate	2.00%
Expected term	4 years
Fair value of general meeting approval options	$ 993
Options granted	12,319,500
Stock option, description	The options have a term of seven years and vest upon the earlier of (1) an equity raise of at least $10 million, in one or more financings, or (2) will vest over a period of four years, with a quarter of the options vesting on January 31, 2020, and the remaining options vesting in equal parts at the end of every quarter thereafter (ii) 2,700,000 options exercisable into a total of 54,000 ordinary shares to Yehiel Tal, the chief executive officer, and (iii) 2,000,000 options exercisable into a total of 40,000 ordinary shares to members of the board of directors, in the following manner: (a) 250,000 options exercisable into 5,000 ordinary shares, to each of Dr. Abraham Havron, Dr. Gili Hart, Dr. Elan Penn, Scott R. Burell and Adi Goldin; and (b) 750,000 options exercisable into 15,000 ordinary shares to Dr. Wolfgang Ruttenstorfer.
Officers, Employees and Consultants [Member]
Statement Line Items [Line Items]
Options to purchase of ordinary shares		181,000
Options exercisable		9,050,000
Board Of Director [Member]
Statement Line Items [Line Items]
Option exercise price		$ 5.07
Description of vesting period		The options shall vest over a period of four years from their date of grant, with 25% of the options vesting on the first anniversary of the date of grant and the remaining options vesting equally on a quarterly basis during the three years thereafter.
Fair value of each option share price		$ 0.06
Expected dividend rate		0.00%
Expected volatility rate		61.70%
Risk-free interest rate		2.00%
Expected term		4 years
Fair value of general meeting approval options		$ 570
Reverse share split [Member]
Statement Line Items [Line Items]
Shareholders reverse share split, description	The Company’s shareholders approved a reverse share split of the Company’s ordinary shares at a ratio of 1-for-50, such that each fifty (50) ordinary shares, par value NIS 0.03 per share, will be consolidated into one (1) ordinary share, par value NIS 1.50. Concurrently with the reverse split, the Company effected a corresponding change in the ratio of ordinary shares to each of the Company’s ADSs, such that its ratio of ADSs to ordinary shares changed from one (1) ADS representing fifty (50) ordinary shares to a new ratio of one (1) ADS representing one (1) ordinary share. The first date when the Company’s ADSs began trading on the Nasdaq Capital Market after implementation of the reverse split and concurrent ratio change was July 15, 2019. Additionally, according to the share option plan of the Company, every 50 options, or 150 options if granted before the November 2016 reverse split, that were allocated to directors, employees, consultants and officers under the option plan are exercisable into one ordinary share of the Company of NIS 1.50 par value. No change took place in the exercise price of the options; however, the total exercise price for one share of NIS 1.50 par value will be the former exercise price for one share of NIS 0.03 par value multiplied by 50 and the total exercise price for one share of NIS 1.50 par value will be the former exercise price for one share of NIS 0.01 par value multiplied by 150.
Warrants [Member]
Statement Line Items [Line Items]
Terms and conditions of the warrants, description	Each 50 warrants that the Company issued are exercisable into one ordinary share of the Company of NIS 0.03 par value. There will be no change in the exercise price of those warrants; however, the total exercise price for one share of NIS 1.50 par value will be the former exercise price for one share of NIS 0.03 par value multiplied by 50.